Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and copyrights	$ 18,350	$ 19,324
Less accumulated amortization	(14,448)	(14,248)
Intangible assets	$ 3,902	$ 5,076